Note 4 - Business Combination - Pro Forma Consolidated Results of Operations (Details) - Gilman [Member]	12 Months Ended
Sep. 30, 2014 USD ($) $ / shares shares
Revenues | $	$ 185,896,000
Net Income attributable to common stockholders | $	$ 18,005,000
Basic earnings per share (in dollars per share) | $ / shares	$ 1.45
Diluted earnings per share (in dollars per share) | $ / shares	$ 1.44
Weighted number of shares outstanding - basic (in shares) | shares	12,395,798
Weighted number of shares outstanding - diluted (in shares) | shares	12,482,037